Other Gains and Charges (Schedule of Other Gains and Charges) (Details) (USD $) In Thousands	3 Months Ended						12 Months Ended
	Jun. 29, 2011	Mar. 30, 2011	Dec. 29, 2010	Sep. 29, 2010	Jun. 30, 2010	Dec. 23, 2009	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Other Gains and Charges
Restaurant impairment charges	$ 800		$ 1,100		$ 4,600	$ 20,600	$ 1,937	$ 19,789	$ 10,517
Restaurant closure charges							4,515	13,409	59,362
Severance and other benefits		1,000	900	2,800			5,034	1,887	5,496
Gains on the sale of assets, net (see Note 3)							(2,100)	(4,878)	(3,902)
Charges related to the sale of Macaroni Grill (see Note 3)							0	0	40,362
Impairment of goodwill							0	0	7,713
Other gains and charges, net							1,397	(1,722)	(936)
Other gains and charges, total							$ 10,783	$ 28,485	$ 118,612